Stock-Based Compensation - Summary of the Company's Non-vested Restricted Share Awards (Parenthetical) (Details) - Blacksky Technology [Member] - Restricted Stock Units (RSUs) [Member] - Consumation Of Merger And Time Based Vesting [Member]
$ in Millions
6 Months Ended
Jun. 30, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement equity instruments other than options unrecognized compensation	$ 62.8
Time Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation	0.3
Share based compensation by share based arrangement equity instruments other than options vested during the period fair value	$ 0.3